UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, Minnesota 55402

(Address of principal executive offices) (Zip code)

Richard J. Ertel, Secretary

Mount Vernon Securities Lending Trust

800 Nicollet Mall, BC-MN-H04N

Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 612-303-7987

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1: Proxy Voting Record

***************************** FORM N-PX REPORT*****************************

ICA File Number: 811-21824

Reporting Period: July 1, 2012 – June 30, 2013

Mount Vernon Securities Lending Trust

——————————————Mount Vernon Securities Lending Prime Portfolio——————————————

There is no proxy voting activity for the fund as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:      /s/ Eric J. Thole

            Eric J. Thole

            President

Date: June 30, 2014

3